SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2025
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS

NOTE 11 — SHORT-TERM BANK LOANS

Short-term bank loans are working capital loans from banks in China. Short-term bank loans as of December 31, 2025 consisted of the following:

			Effective
		Guarantors/	Interest	Issuance	Expiration	Amount-	Amount-
Lender	Company	Collateral	Rate	Date	Date	RMB	US$
Bank of Communications	Nanjing Changcheng,	Baide Suzhou	2.80%	October 5, 2025	August 7,2026	10,000,000	1,430,000
Bank of Hangzhou	Nanjing Changcheng,	Baide Suzhou	3.50%	February 26,2025	February 25,2026	5,000,000	715,000
Bank of China Taicang Branch	Baide Suzhou	Baihui	3.00%	December 15, 2025	June 14, 2026	8,000,000	1,144,000
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng/Baide capital	3.00%	December 26,2025	March 24,2026	5,000,000	715,000
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng	2.70%	December 29,2025	September 29,2026	5,000,000	715,000
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng	3.00%	December 26,2025	December 22,2026	5,000,000	715,000
Nanjing Bank Jiangning Branch	Baide Suzhou	Nanjing Changcheng	3.60%	February 7,2025	February 5,2026	4,950,000	707,850
Industrial and Commercial Bank of China	Baide Suzhou	Nanjing Changcheng	3.01%	March 18,2025	March 13,2026	10,000,000	1,430,000
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng	3.50%	March 24,2025	March 24,2026	6,000,000	858,000
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng,	3.50%	May 14, 2025	May 14, 2026	4,000,000	572,000
Bank of Communications Suzhou Branch	Baide Suzhou	Nanjing Changcheng	2.80%	May 22, 2025	May 20, 2026	10,000,000	1,430,000
Total						72,950,000	10,431,850

Bank loans with expiration date before the report date had been repaid subsequently. Short-term bank loans as of December 31, 2024 consisted of the following:

			Effective
		Guarantors/	Interest	Issuance	Expiration	Amount-	Amount-
Lender	Company	Collateral	Rate	Date	Date	RMB	US$
Industrial and Commercial Bank of China	Baide Suzhou	Nanjing Changcheng,	3.00%	January 12,2024	January 11,2025	5,000,000	685,000
China Merchants Bank	Baide Suzhou	Baihui	2.55%	September 13, 2024	March 13,2025	5,000,000	685,000
China Merchants Bank	Baide Suzhou	Nanjing Changcheng,	3.00%	November 11,2024	March 26,2025	10,000,000	1,370,000
China Merchants Bank	Baide Suzhou	Baihui	2.55%	October 31, 2024	October 28, 2025	5,000,000	685,000
China Merchants Bank	Baide Suzhou	Nanjing Changcheng	2.55%	November 6,2024	November 5,2025	5,000,000	685,000
China Merchants Bank	Baide Suzhou	Nanjing Changcheng	2.55%	November 7,2024	May 5,2025	5,000,000	685,000
Jiangsu Bank	Baide Suzhou	Nanjing Changcheng	3.30%	December 4,2024	December 3,2025	5,000,000	685,000
Bank of China	Baide Suzhou	Nanjing Changcheng/Baide capital	3.10%	December 6,2024	December 5,2025	10,000,000	1,370,000
China CITIC Bank	Baide Suzhou	Nanjing Changcheng	3.00%	December 25,2024	December 25,2025	10,000,000	1,370,000
China CITIC Bank	Baide Suzhou	Nanjing Changcheng	3.00%	December 26,2024	June 26,2025	10,000,000	1,370,000
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng,	3.95%	May 14, 2024	May 14, 2025	4,000,000	548,000
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng,	4.15%	March 27, 2024	March 27, 2025	6,000,000	822,000
Bank of Communications Suzhou Branch	Baide Suzhou	Nanjing Changcheng	3.40%	May 6, 2024	May 6, 2025	5,000,000	685,000
Bank of Communications Suzhou Branch	Baide Suzhou	Nanjing Changcheng	3.40%	May 11, 2024	May 11, 2025	5,000,000	685,000
China Minsheng Bank	Baide Suzhou	N/A	4.10%	April 26, 2024	April 25, 2025	3,000,000	411,000
Bank of Nanjing	Nanjing Changcheng	Baide Suzhou	4.05%	August 26,2024	August 19,2025	2,000,000	274,000
Bank of Nanjing	Nanjing Changcheng	Baide Suzhou	3.85%	November 21,2024	November 19,2025	3,000,000	411,000
Bank of China	Nanjing Changcheng	Baide Suzhou	3.36%	September 26, 2024	June 20,2025	3,000,000	411,000
Hangzhou Bank	Nanjing Changcheng	Baide Suzhou	3.90%	January 30, 2024	January 29, 2025	10,000,000	1,370,000
Bank of China Nanjing Hexi Branch	Nanjing Changcheng	Baide Suzhou	3.36%	June 26, 2024	June 20, 2025	7,000,000	959,000
Total						118,000,000	16,166,000

Interest expense was $354,341, $388,613 and $227,923 for the years ended December 31, 2025, 2024 and 2023, respectively.